Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Computed expense at statutory rates	$ 2,731,384	$ 2,236,904
Tax exempt interest and BOLI	(309,102)	(306,073)
Disallowed interest	12,917	15,798
Partnership rehabilitation and tax credits	(433,970)	(415,099)
Low income housing investment amortization expense	265,982	246,564
Other	(19,122)	11,766
Income tax expense	$ 2,248,089	$ 1,789,860